Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
EARNINGS PER SHARE
Computations of Basic and Diluted Earnings Per Share

	Years Ended December 31,
	2018	2017
	(In Thousands, Except Per Share Data)

Numerator, net income	$13,651	$8,198

Denominator:
Weighted average shares outstanding	6,263	6,238
Less: Weighted average unvested restricted shares	(31)	(28)
Denominator: Basic earnings per share	6,232	6,210

Weighted average shares outstanding, basic	6,232	6,210
Add: Dilutive effect of stock options	58	61
Denominator: Diluted earnings per share	6,290	6,271

Basic earnings per common share	$2.19	$1.32

Diluted earnings per common share	$2.17	$1.31